Going Concern Uncertainty and Managements? Plans (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Notes to Financial Statements
Net Loss	$ 181,129	$ 161,203
Accumulated Deficit	1,890,257		1,709,128
Liabilities over Assets Value	$ 2,101,240		$ 1,935,503